Tax (Tables)	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Disclosure of deferred taxes

	As at 30.06.22	As at 31.12.21
Deferred tax assets and liabilities	£m	£m
UK	3,046	2,183
USA	1,530	2,006
Other territories	468	430
Deferred tax assets	5,044	4,619
Deferred tax liabilities	(5)	(37)

Analysis of deferred tax assets
Temporary differences	3,871	3,399
Tax losses	1,173	1,220
Deferred tax assets	5,044	4,619